Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 6	R 5
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (5)	R (4)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,443)	R (1,479)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,722	R 1,744
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,770	R 1,838
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,513)	R (1,589)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 247	R 265
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (215)	R (234)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,212)	R (1,143)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,473	R 1,402
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 821	R 877
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (689)	R (673)